NOTES PAYABLE (RESTATED) - Loan and Security Agreement (Details)		3 Months Ended		12 Months Ended
	Sep. 27, 2023 USD ($) Y item $ / shares	Mar. 31, 2026 USD ($) Y item $ / shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Apr. 10, 2026 USD ($)
NOTES PAYABLE (RESTATED)
Interest expense		$ 336,154	$ 81,323	$ 399,384	$ 315,167
Debt discount on note payable		15,248	9,136	17,640	28,000
Amortization of debt issuance costs		$ 15,248	$ 9,136	$ 17,640	28,000
Loan security agreement
NOTES PAYABLE (RESTATED)
Debt face amount	$ 5,000,000					$ 3,500,000
Debt, floating rate				8.61%
Convertible warrants, number of shares | item	17,902	197,551
Convertible warrants, conversion price | $ / shares	$ 8.75	$ 0.35
Deferred finance costs, gross	$ 55,330	$ 55,330
Deferred finance costs, net		$ 24,457		$ 19,845	37,485
Amortization of debt issuance costs				$ 17,640	$ 28,000
Loan security agreement | Expected volatility
NOTES PAYABLE (RESTATED)
Warrants measurement input	0.464	0.464
Loan security agreement | Risk-free rate
NOTES PAYABLE (RESTATED)
Warrants measurement input	0.039	0.039
Loan security agreement | Expected term
NOTES PAYABLE (RESTATED)
Warrants measurement input | Y	9.3	9.3
Loan security agreement | Dividend yield
NOTES PAYABLE (RESTATED)
Warrants measurement input	0	0
Loan security agreement | Minimum
NOTES PAYABLE (RESTATED)
Debt, floating rate	8.25%
Term A
NOTES PAYABLE (RESTATED)
Debt face amount	$ 3,500,000
Term B
NOTES PAYABLE (RESTATED)
Debt face amount	$ 1,500,000